Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended	1 Months Ended
	Apr. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 30, 2013	Jun. 30, 2014	Jul. 31, 2014	Oct. 08, 2014	Apr. 30, 2014 Agreement	Oct. 31, 2014	Mar. 31, 2014	Mar. 31, 2014	Jun. 30, 2014	Feb. 18, 2014
Subsequent Event [Line Items]
Proceeds from issuance of convertible preferred stock value		$ 6,569,886	$ 1,160,000	$ 170,000
Exercise price of options granted		$ 2.20	$ 2.00
Sale-leaseback transaction agreement period		2014-04-30	2013-10-30
Number of molecular diagnostic analyzers	75								75
Proceeds from sale leaseback	1,500,000	1,500,000	2,500,000
Sale-leaseback transaction monthly payments	64,665		74,875
Common stock, shares authorized		1,800,000,000	375,000,000	700,000,000
Employee Stock Option
Subsequent Event [Line Items]
Exercise price of options granted					$ 2.00
Options granted, vesting period		4 years	4 years	4 years
Stock options, maturity period		10 years	10 years	10 years
Convertible Notes Payable
Subsequent Event [Line Items]
Notes qualified for equity financing		5,000,000
Notes payable, interest rate			8.00%	8.00%
Second Financial Advisory Agency Agreement
Subsequent Event [Line Items]
Financial advisory fees						15,000
Fee payment upon closure of initial public offering						100,000
Percentage of total shares agreed to be allocated to the financial advisory company by conversion of warrants issued						1.00%							1.00%
Class A Warrant | Convertible Notes Payable
Subsequent Event [Line Items]
Warrants issued							82,625
Preferred units issued as consideration, warrants price per share							$ 4.92
Class B Warrant | Convertible Notes Payable
Subsequent Event [Line Items]
Warrants issued							82,625
Preferred units issued as consideration, warrants price per share							$ 0.20
Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Proceeds from issuance of convertible preferred stock value		366,250	1,160,000
Convertible notes, Conversion price per share		$ 0.0246	$ 0.0246
Conversion of preferred stock to common stock, conversion ratio		200	200
Series C Convertible Preferred Stock | Convertible Preferred Stock
Subsequent Event [Line Items]
Number of preferred stock units sold		14,888,211	150,989,224
Series D Convertible Preferred Stock
Subsequent Event [Line Items]
Proceeds from issuance of convertible preferred stock value		6,203,636
Convertible notes, Conversion price per share		$ 0.025					$ 0.025
Conversion of preferred stock to common stock, conversion ratio		200					200
Gross proceeds from issuance of convertible preferred stock value		7,139,164
Series D Convertible Preferred Stock | Class A Warrant | Convertible Notes Payable
Subsequent Event [Line Items]
Warrants issued		1,427,832
Preferred units issued as consideration, warrants price per share		$ 4.92
Series D Convertible Preferred Stock | Class B Warrant | Convertible Notes Payable
Subsequent Event [Line Items]
Warrants issued		1,427,832
Preferred units issued as consideration, warrants price per share		$ 0.20
Subsequent Event
Subsequent Event [Line Items]
Preferred stock, dividend rate per annum									8.00%
Sale-leaseback transaction agreement period			2014-04-30
Number of molecular diagnostic analyzers	75								75
Proceeds from sale leaseback	1,500,000
Sale-leaseback transaction, equipment leases repaid	125,751
Sale-leaseback transaction monthly payments	64,665
Sale-leaseback transaction agreement, lease period	2 years
Warrants exercised by underwriter								172,500
Initial public offering trade date								Sep. 09, 2014
Proceeds from Issuance Initial Public Offering								6,400,000
Converted preferred stock units								3,616,702
Preferred stock warrants converted to common stock warrants								47,158
Common stock, shares authorized										50,000,000
Preferred stock, shares authorized										5,000,000
Subsequent Event | Employee Stock Option
Subsequent Event [Line Items]
Options granted									393,000
Exercise price of options granted									2.00
Options granted, vesting period									4 years
Stock options, maturity period									10 years
Subsequent Event | 2014 OmniBus
Subsequent Event [Line Items]
Options granted										52,500
Exercise price of options granted										$ 7.00
Options granted, vesting period										3 years
Options granted for each director										17,500
Options granted, expiration date										2024
Subsequent Event | Omnibus Incentive Plan | Chief Financial Officer
Subsequent Event [Line Items]
Options granted										50,784
Exercise price of options granted										$ 7.00
Options granted, expiration date										2024
Subsequent Event | Omnibus Incentive Plan | Chief Financial Officer | Vest immediately
Subsequent Event [Line Items]
Options granted, vesting percentage										25.00%
Subsequent Event | Omnibus Incentive Plan | Chief Financial Officer | Vest over a three year period
Subsequent Event [Line Items]
Options granted, vesting percentage										75.00%
Subsequent Event | Convertible Notes Payable
Subsequent Event [Line Items]
Convertible notes issued											400,000
Notes payable, due date											Mar. 10, 2015
Notes qualified for equity financing											5,000,000
Notes payable, interest rate											8.00%	8.00%
Subsequent Event | Notes Payable
Subsequent Event [Line Items]
Short terms notes payable, interest rate												0
Short terms notes payable, due date												May 01, 2014
Payment for retirement of short term related party notes payable									390,000
Subsequent Event | First Financial Advisory Agency Agreement
Subsequent Event [Line Items]
Financial advisory fees									15,000
Subsequent Event | Second Financial Advisory Agency Agreement
Subsequent Event [Line Items]
Financial advisory fees													15,000
Fee to be paid upon the filling of S-1 with SEC						50,000							50,000
Fee payment upon closure of initial public offering													100,000
Percentage of total shares agreed to be allocated to the financial advisory company by conversion of warrants issued						1.00%							1.00%
Subsequent Event | Ryan Ashton, Chief Executive Officer | Notes Payable
Subsequent Event [Line Items]
Short terms notes payable issued												350,000
Payment for retirement of short term related party notes payable									350,000
Subsequent Event | David Spafford, a director | Notes Payable
Subsequent Event [Line Items]
Short terms notes payable issued												40,000
Payment for retirement of short term related party notes payable									40,000
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Warrants issued											50,000	50,000
Preferred units issued as consideration, warrants price per share	$ 2.00								2.00		$ 2.00	$ 2.00
Warrants expiration period									7 years		7 years
Subsequent Event | Common Stock | Warrant
Subsequent Event [Line Items]
Share issued for consulting services									9,278
Subsequent Event | Series D Units
Subsequent Event [Line Items]
Number of preferred stock units sold									89,400,000
Proceeds from issuance of convertible preferred stock value									2,044,477
Gross proceeds from issuance of convertible preferred stock value									2,235,000
Subsequent Event | Series D Units | First Financial Advisory Agency Agreement | Minimum
Subsequent Event [Line Items]
Number of preferred stock units sold									1,800,000
Subsequent Event | Series D Units | First Financial Advisory Agency Agreement | Maximum
Subsequent Event [Line Items]
Number of preferred stock units sold									7,200,000
Subsequent Event | Class A Warrant | Series D Units
Subsequent Event [Line Items]
Warrants issued	447,000								447,000
Preferred units issued as consideration, warrants price per share	$ 4.92								4.92
Subsequent Event | Class A Warrant | Series D Units | First Financial Advisory Agency Agreement | Minimum
Subsequent Event [Line Items]
Warrants issued	9,000								9,000
Subsequent Event | Class A Warrant | Series D Units | First Financial Advisory Agency Agreement | Maximum
Subsequent Event [Line Items]
Warrants issued	36,000								36,000
Subsequent Event | Class B Warrant
Subsequent Event [Line Items]
Warrants Exercised										150,000
Proceeds from exercise of warrants										30,000
Purchase price of common stock										$ 0.20
Subsequent Event | Class B Warrant | Series D Units
Subsequent Event [Line Items]
Warrants issued	447,000								447,000
Preferred units issued as consideration, warrants price per share	$ 0.20								0.20
Subsequent Event | Class B Warrant | Series D Units | First Financial Advisory Agency Agreement | Minimum
Subsequent Event [Line Items]
Warrants issued	9,000								9,000
Subsequent Event | Class B Warrant | Series D Units | First Financial Advisory Agency Agreement | Maximum
Subsequent Event [Line Items]
Warrants issued	36,000								36,000
Subsequent Event | Series C Convertible Preferred Stock | Convertible Preferred Stock
Subsequent Event [Line Items]
Number of preferred stock units sold														14,888,211
Proceeds from issuance of convertible preferred stock value														$ 366,250
Preferred shares issued, price per share														$ 0.0246
Conversion of preferred stock to common stock, conversion ratio											200
Subsequent Event | Series C Convertible Preferred Stock | Convertible Preferred Stock | Convertible Notes Payable
Subsequent Event [Line Items]
Convertible notes, Conversion price per share											$ 0.0246	$ 0.0246
Subsequent Event | Series D Convertible Preferred Stock
Subsequent Event [Line Items]
Conversion of preferred stock to common stock, conversion ratio									200
Subsequent Event | Series D Convertible Preferred Stock | Series D Units
Subsequent Event [Line Items]
Number of preferred stock units sold									89,400,000
Subsequent Event | Series D Convertible Preferred Stock | Series D Units | First Financial Advisory Agency Agreement | Minimum
Subsequent Event [Line Items]
Number of preferred stock units sold									1,800,000
Subsequent Event | Series D Convertible Preferred Stock | Series D Units | First Financial Advisory Agency Agreement | Maximum
Subsequent Event [Line Items]
Number of preferred stock units sold									7,200,000
Subsequent Event | IPO
Subsequent Event [Line Items]
Number of preferred stock units sold								1,150,000
Subsequent Event | IPO | Class A Warrant
Subsequent Event [Line Items]
Preferred units issued as consideration, warrants price per share								$ 7.00
Warrants issued during period								1,150,000
Subsequent Event | Underwriters Warrants
Subsequent Event [Line Items]
Preferred units issued as consideration, warrants price per share										$ 8.75
Exercisable warrants of common stock										57,500
Investment Warrants Expiration Date										Oct. 31, 2019